UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012
                                               -----------------
Check here if Amendment [   ]; Amendment Number:
                                                 -------
This Amendment (Check only one.):           [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Centerbridge Partners, L.P.
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Address:   375 Park Avenue
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           New York, NY 10152
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Form 13F File Number:  028-13856
                       -----------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Jeffrey H. Aronson
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Title:  Authorized Person
        ------------------------------------------
Phone:  (212) 672-5000
        ------------------------------------------

Signature,  Place,  and  Date  of  Signing:

       /s/ Jeffrey H. Aronson             New York, NY                 5/15/12
---------------------------------  ---------------------------------  ----------
            [Signature]                   [City, State]                 [Date]


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Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    9

Form 13F Information Table Entry Total:              31

Form 13F Information Table Value Total:  $    1,284,108
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


  No.  13F File Number       Name

  1     028-13860    Centerbridge Credit Partners General Partner, L.P.
  2     028-13859    Centerbridge Credit Partners Offshore General Partner, L.P.
  3     028-13862    Centerbridge Credit Advisors, L.L.C.
  4     028-13861    Centerbridge Partners Holdings, LLC
  5     028-13858    Jeffrey H. Aronson
  6     028-13857    Mark T. Gallogly
  7     028-14393    Centerbridge Special Credit Partners General Partner, L.P.
  8     028-14395    Centerbridge Special Credit Advisors, L.L.C.
  9     028-14392    Centerbridge Special GP Investors, L.L.C.






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                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6   COLUMN 7          COLUMN 8
---------------------------- --------------- --------- -------- ------------------- ---------- ----------- ----------------------
                                                        VALUE    SHRS OR   SH/ PUT/ INVESTMENT    OTHER       VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION  MANAGERS      SOLE    SHARED NONE
---------------------------- --------------- --------- -------- ---------- --- ---- ---------- ----------- ---------- ------ ----
DELPHI AUTOMOTIVE PLC        SHS             G27823106   89,127  2,820,487 SH       DEFINED    1,3,4,5,6    2,820,487      0    0
DELPHI AUTOMOTIVE PLC        SHS             G27823106  155,432  4,918,735 SH       DEFINED    2,3,4,5,6    4,918,735      0    0
DELPHI AUTOMOTIVE PLC        SHS             G27823106   97,106  3,072,966 SH       DEFINED    4,5,6,7,8,9  3,072,966      0    0
BANKUNITED INC               COM             06652K103  269,193 10,767,704 SH       DEFINED    4,5,6       10,767,704
CIT GROUP INC                COM NEW         125581801   95,185  2,308,085 SH       DEFINED    1,3,4,5,6    2,308,085      0    0
CIT GROUP INC                COM NEW         125581801  166,026  4,025,857 SH       DEFINED    2,3,4,5,6    4,025,857      0    0
CIT GROUP INC                COM NEW         125581801  103,639  2,513,079 SH       DEFINED    4,5,6,7,8,9  2,513,079      0    0
CIT GROUP INC                COM NEW         125581801    6,124    148,500 SH  CALL DEFINED    1,3,4,5,6                   0    0
CIT GROUP INC                COM NEW         125581801   10,479    254,100 SH  CALL DEFINED    2,3,4,5,6                   0    0
CIT GROUP INC                COM NEW         125581801    6,079    147,400 SH  CALL DEFINED    4,5,6,7,8,9                 0    0
GENERAL MTRS CO              COM             37045V100      399     15,549 SH       DEFINED    1,3,4,5,6       15,549      0    0
GENERAL MTRS CO              COM             37045V100      698     27,209 SH       DEFINED    2,3,4,5,6       27,209      0    0
GENERAL MTRS CO              COM             37045V100      428     16,672 SH       DEFINED    4,5,6,7,8,9     16,672      0    0
GENERAL MTRS CO              W EXP 07/10/201 37045V118    5,148    309,578 SH       DEFINED    1,3,4,5,6      309,578      0    0
GENERAL MTRS CO              W EXP 07/10/201 37045V118    9,006    541,533 SH       DEFINED    2,3,4,5,6      541,533      0    0
GENERAL MTRS CO              W EXP 07/10/201 37045V118    5,520    331,941 SH       DEFINED    4,5,6,7,8,9    331,941      0    0
ISTAR FINL INC               COM             45031U101    8,032  1,107,907 SH       DEFINED    1,3,4,5,6    1,107,907      0    0
ISTAR FINL INC               COM             45031U101   14,295  1,971,750 SH       DEFINED    2,3,4,5,6    1,971,750      0    0
ISTAR FINL INC               COM             45031U101    6,351    875,939 SH       DEFINED    4,5,6,7,8,9    875,939      0    0
PENN NATL GAMING INC         COM             707569109    1,913     44,514 SH       DEFINED    4,5,6           44,514      0    0
QUAD / GRAPHICS INC          COM CL A        747301109      968     69,673 SH       DEFINED    4,5,6           69,673      0    0
QUAD / GRAPHICS INC          COM CL A        747301109    8,527    613,446 SH       DEFINED    1,3,4,5,6      613,446      0    0
QUAD / GRAPHICS INC          COM CL A        747301109   14,138  1,017,105 SH       DEFINED    2,3,4,5,6    1,017,105      0    0
QUAD / GRAPHICS INC          COM CL A        747301109    8,074    580,848 SH       DEFINED    4,5,6,7,8,9    580,848      0    0
STARWOOD HOTELS&RESORTS WRLD COM             85590A401   23,901    423,700 SH  CALL DEFINED    1,3,4,5,6                   0    0
STARWOOD HOTELS&RESORTS WRLD COM             85590A401   43,097    764,000 SH  CALL DEFINED    2,3,4,5,6                   0    0
STARWOOD HOTELS&RESORTS WRLD COM             85590A401   23,258    412,300 SH  CALL DEFINED    4,5,6,7,8,9                 0    0
VISTEON CORP                 COM NEW         92839U206   29,136    549,737 SH       DEFINED    1,3,4,5,6      549,737      0    0
VISTEON CORP                 COM NEW         92839U206   50,821    958,895 SH       DEFINED    2,3,4,5,6      958,895      0    0
VISTEON CORP                 COM NEW         92839U206   31,727    598,630 SH       DEFINED    4,5,6,7,8,9    598,630      0    0
WALTER INVT MGMT CORP        COM             93317W102      281     12,469 SH       DEFINED    4,5,6           12,469      0    0
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